Related Party Transactions	3 Months Ended
Mar. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions

11. Related Party Transactions

Management Fee

In accordance with the Management Agreement, the Company pays the Manager an advisory fee equal to 1.5% of Equity (as defined below), paid monthly, in cash or shares of Company common stock at the election of our Manager (the “Annual Fee”). The duties performed by the Company’s Manager under the terms of the Management Agreement include, but are not limited to: providing daily management for the Company, selecting and working with third-party service providers, formulating an investment strategy for the Company and selecting suitable investments, managing the Company’s outstanding debt and its interest rate exposure and determining when to sell assets.

“Equity” means (a) the sum of (1) total stockholders’ equity immediately prior to the IPO, plus (2) the net proceeds received by the Company from all issuances of the Company’s common stock in and after the IPO, plus (3) the Company’s cumulative Core Earnings (as defined below) from and after the IPO to the end of the most recently completed calendar quarter, (b) less (1) any distributions to the Company’s stockholders from and after the IPO to the end of the most recently completed calendar quarter and (2) all amounts that the Company or any of its subsidiaries has paid to repurchase the Company’s common stock from and after the IPO to the end of the most recently completed calendar quarter. In the Company’s calculation of Equity, the Company will adjust its calculation of Core Earnings to remove the compensation expense relating to awards granted under one or more of its long-term incentive plans that is added back in the calculation of Core Earnings. Additionally, for the avoidance of doubt, Equity will not include the assets contributed to the Company in the Formation Transaction.

“Core Earnings” means the net income (loss) attributable to the common stockholders of the Company, computed in accordance with GAAP, including realized gains and losses not otherwise included in net income (loss), excluding any unrealized gains or losses or other similar non-cash items that are included in net income (loss) for the applicable reporting period, regardless of whether such items are included in other comprehensive (loss), or in net income (loss) and adding back amortization of stock-based compensation. Net income (loss) attributable to common stockholders may also be adjusted for one-time events pursuant to changes in GAAP and certain material non-cash income or expense items, in each case after discussions between the Manager and the independent directors of the Board and approved by a majority of the independent directors of the Board.

Pursuant to the terms of the Management Agreement, the Company is required to pay directly or reimburse the Manager for all documented Operating Expenses and Offering Expenses it incurs on behalf of the Company. “Operating Expenses” include legal, accounting, financial and due diligence services performed by the Manager that outside professionals or outside consultants would otherwise perform, the Company’s pro rata share of rent, telephone, utilities, office furniture, equipment, machinery and other office, internal and overhead expenses of the Manager required for the Company’s operations, and compensation expenses under the 2020 LTIP. “Offering Expenses” include all expenses (other than underwriters’ discounts) in connection with an offering of securities, including, without limitation, legal, accounting, printing, mailing and filing fees and other documented offering expenses. For the three months ended March 31, 2020, the Company reimbursed the Manager for approximately $0.1 million of Offering Expenses that were paid on the Company’s behalf.

The Initial Portfolio was acquired from affiliates of our Sponsor (the Contribution Group), pursuant to a contribution agreement with the Contribution Group through which the Contribution Group contributed their interest in the Initial Portfolio to SPEs owned by subsidiary partnerships of the Company, in exchange for limited partnership interests in the Sub OPs (see Notes 1 and 2 for more information). The Contribution Group owns the noncontrolling interests in the Sub OPs (see Note 10 for more information).

Expense Cap

Pursuant to the terms of the Management Agreement, direct payment of operating expenses by the Company, which includes compensation expense relating to equity awards granted under the 2020 LTIP, together with reimbursement of operating expenses to the Manager, plus the Annual Fee, may not exceed 2.5% of equity book value (the “Expense Cap”) for any calendar year or portion thereof, provided, however, that this limitation will not apply to Offering Expenses, legal, accounting, financial, due diligence and other service fees incurred in connection with extraordinary litigation and mergers and acquisitions and other events outside the ordinary course of business or any out-of-pocket acquisition or due diligence expenses incurred in connection with the acquisition or disposition of certain real estate-related investments. For the three months ended March 31, 2020, operating expenses did not exceed the Expense Cap.

For the three months ended March 31, 2020, the Company incurred management fees of $0.2 million.